Investments - Q3, Net Investment Income (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Interest [Abstract]
Municipal bonds (tax exempt)	$ 1,606	$ 1,091	$ 4,519	$ 3,175	$ 4,509	$ 817	$ 484
Taxable bonds	384	454	1,165	1,148	1,514	3,557	3,159
Dividends on equity securities	101	86	303	266	372	307	180
Cash, cash equivalents, and short-term investments	32	1	52	5	9	16	1
Gross investment income	2,123	1,632	6,039	4,594	6,404	4,697	3,824
Investment expenses	(229)	(196)	(650)	(567)	(761)	(627)	(480)
Net investment income	$ 1,894	$ 1,436	$ 5,389	$ 4,027	$ 5,643	$ 4,070	$ 3,344